Income Taxes (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
Note 10 — Income Taxes

Effective Tax Rates

The following tables summarize the effective income tax rates for Cleco and Cleco Power for the three months ended March 31, 2020, and 2019:

Cleco
	FOR THE THREE MONTHS ENDED MAR. 31,
	2020	2019
Effective tax rate	19.8%	22.6%

Cleco Power
	FOR THE THREE MONTHS ENDED MAR. 31,
	2020	2019
Effective tax rate	22.0%	23.0%

For the three months ended March 31, 2020, and 2019, the effective income tax rates for both Cleco and Cleco Power were different than the federal statutory rate primarily due to permanent tax differences; the flowthrough of tax benefits, including AFUDC equity; and state tax expense.

Net Operating Loss

For the 2019 tax year, Cleco created approximately $551.4 million and $82.6 million of federal and state net operating losses, respectively, primarily due to the Cleco Cajun Transaction.

The federal net operating loss may be carried forward indefinitely, and state net operating loss carryforwards will begin to expire in 2039.

Cleco considers it more likely than not that these income tax losses will be utilized to reduce future income tax payments and utilize the entire net operating loss carryforward within the statutory deadlines.

Uncertain Tax Positions

Cleco classifies all interest related to uncertain tax positions as a component of interest payable and interest expense. At March 31, 2020, and December 31, 2019, Cleco and Cleco Power had no liability for uncertain tax positions or interest payable related to uncertain tax positions. Cleco estimates that it is reasonably possible that the balance of unrecognized tax benefits as of March 31, 2020, for Cleco and Cleco Power would be unchanged in the next 12 months. The settlement of open tax years could involve the payment of additional taxes, and/or the recognition of tax benefits, which may have an effect on Cleco’s effective tax rate.

Income Tax Audits

Cleco participates in the IRS’s Compliance Assurance Process in which financial results are examined and agreed upon prior to filing the federal consolidated tax return. While the statute of limitations remains open for tax years 2016, 2017, and 2018, management believes the likelihood of further examination by the IRS is remote.

The state income tax years 2016, 2017, and 2018 remain subject to examination by the Louisiana Department of Revenue.

Cleco classifies income tax penalties as a component of other expense. For the three months ended March 31, 2020, and 2019, no penalties were recognized.

Coronavirus Aid, Relief and Economic Security (CARES Act)

On March 27, 2020, the CARES Act was enacted and signed into law in response to the COVID-19 pandemic. Among other provisions, the CARES Act includes modifications on the limitations of business interest for the 2019 and 2020 tax years. The modifications increase the allowable business interest deduction from 30% to 50% of adjusted taxable income. The modification increased Cleco’s allowable interest expense deduction and, as a result, decreased taxable income, creating larger net operating loss carryforwards for the tax year ended December 31, 2019. As a result of the CARES Act, Cleco does not expect any disallowed interest for the 2019 and 2020 tax years.

Note 11 — Income Taxes

Cleco

For the years ended December 31, 2019, and 2018, income tax expense was higher than the amount computed by applying the statutory federal rate. For the year ended December 31, 2017, income tax expense was lower than the amount computed by applying the statutory federal rate. The differences are as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS, EXCEPT PERCENTAGES)	2019	2018	2017
Income before tax	$195,830	$123,819	$145,159
Statutory rate	21.0%	21.0%	35.0%
Tax expense at federal statutory rate	$41,124	$26,002	$50,806
Increase (decrease)
Plant differences, including AFUDC flowthrough	(4,687)	(401)	743
State income taxes, net of federal benefit	9,565	6,288	5,047
Return to accrual adjustment	(3,963)	(193)	(608)
TCJA	—	(19)	(46,291)
NMTC	—	(1,578)	313
Other, net	1,126	(717)	(2,931)
Total tax expense	$43,165	$29,382	$7,079
Effective rate	22.0%	23.7%	4.9%

Information about current and deferred income tax expense is as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Current federal income tax expense	$1,600	$15,304	$46,520
Deferred federal income tax expense (benefit)	37,963	5,863	(47,329)
Amortization of accumulated deferred investment tax credits	(191)	(236)	(662)
Total federal income tax expense (benefit)	$39,372	$20,931	$(1,471)
Current state income tax expense	1,675	7,771	3,187
Deferred state income tax expense	2,118	680	5,363
Total state income tax expense	$3,793	$8,451	$8,550
Total federal and state income tax expense	$43,165	$29,382	$7,079
Items charged or credited directly to member’s equity
Federal deferred	(5,130)	1,408	(2,380)
State deferred	(1,678)	460	(384)
Total tax (benefit) expense from items charged directly to member’s equity	$(6,808)	$1,868	$(2,764)
Total federal and state income tax expense	$36,357	$31,250	$4,315

The balance of accumulated deferred federal and state income tax assets and liabilities at December 31, 2019, and 2018 was comprised of the following:

	AT DEC. 31,
(THOUSANDS)	2019	2018
Depreciation and property basis differences	$(862,263)	$(664,996)
Net operating loss carryforward	120,955	—
NMTC	92,364	86,673
Fuel costs	(3,984)	(8,339)
Other comprehensive income	10,612	640
Regulated operations regulatory liability, net	34,836	39,808
Postretirement benefits	22,691	19,580
Merger fair value adjustments	(52,957)	(56,725)
Other	(19,312)	(24,671)
Accumulated deferred federal and state income taxes, net	$(657,058)	$(608,030)

Valuation Allowance

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. As of December 31, 2019, and 2018, Cleco had a deferred tax asset resulting from NMTC carryforwards of $92.4 million and $86.9 million, respectively. If the NMTC carryforwards are not utilized, they will begin to expire in 2029. Management considers it more likely than not that all deferred tax assets related to NMTC carryforwards will be realized; therefore, no valuation allowance has been recorded.

Net Operating Losses

For the 2019 tax year, Cleco created approximately $536.5 million and $68.7 million of federal and state net operating losses, respectively, primarily due to the Cleco Cajun Transaction.

The federal net operating loss may be carried forward indefinitely, and state net operating loss carryforwards will begin to expire in 2039.

Cleco considers it more likely than not that these income tax losses will be utilized to reduce future income tax payments and utilize the entire net operating loss carryforward within the statutory deadlines.

Cleco Power

For the years ended December 31, 2019, and 2018, income tax expense was higher than the amount computed by applying the statutory rate. For the year ended December 31, 2017, income tax expense was lower than the amount computed by applying the statutory federal rate to income before tax. The differences are as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS, EXCEPT PERCENTAGES)	2019	2018	2017
Income before tax	$193,714	$218,181	$218,069
Statutory rate	21.0%	21.0%	35.0%
Tax expense at federal statutory rate	$40,680	$45,818	$76,324
Increase (decrease)
Plant differences, including AFUDC flowthrough	(4,687)	(401)	743
State income taxes, net of federal benefit	11,683	11,080	7,583
Return to accrual adjustment	(2,008)	483	(284)
TCJA	—	(19)	(14,292)
Other, net	(216)	(1,037)	(2,743)
Total taxes	$45,452	$55,924	$67,331
Effective rate	23.5%	25.6%	30.9%

Information about current and deferred income tax expense is as follows:

	FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2019	2018	2017
Current federal income tax expense	$14,781	$44,411	$87,433
Deferred federal income tax expense (benefit)	22,443	(9,033)	(29,190)
Amortization of accumulated deferred investment tax credits	(191)	(236)	(662)
Total federal income tax expense	$37,033	$35,142	$57,581
Current state income tax expense	9,063	23,293	14,751
Deferred state income tax benefit	(644)	(2,511)	(5,001)
Total state income tax expense	$8,419	$20,782	$9,750
Total federal and state income taxes	$45,452	$55,924	$67,331
Items charged or credited directly to members’ equity
Federal deferred	(2,500)	797	(141)
State deferred	(818)	261	(23)
Total tax (benefit) expense from items charged directly to member’s equity	$(3,318)	$1,058	$(164)
Total federal and state income tax expense	$42,134	$56,982	$67,167

The balance of accumulated deferred federal and state income tax assets and liabilities at December 31, 2019, and 2018 was comprised of the following:

	AT DEC. 31,
(THOUSANDS)	2019	2018
Depreciation and property basis differences	$(705,423)	$(666,224)
Net operating loss carryforward	2,714	—
Fuel costs	(5,608)	(8,339)
Other comprehensive income	7,510	4,192
Regulated operations regulatory liability, net	34,836	39,808
Postretirement benefits	10,044	11,081
Other	(1,907)	(11,283)
Accumulated deferred federal and state income taxes, net	$(657,834)	$(630,765)

Valuation Allowance

Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized. Management considers it more likely than not that all deferred tax assets will be realized; therefore, no valuation allowance has been recorded.

Uncertain Tax Positions

Cleco classifies all interest related to uncertain tax positions as a component of interest payable and interest expense. At December 31, 2019, and 2018, Cleco and Cleco Power had no interest payable related to uncertain tax positions. For the years ended December 31, 2019, 2018, and 2017, Cleco and Cleco Power had no interest expense related to uncertain tax positions.

At December 31, 2019, and 2018, Cleco and Cleco Power had no liability for unrecognized tax positions. Cleco estimates that it is reasonably possible that the balance of unrecognized tax benefits as of December 31, 2019, for Cleco and Cleco Power would be unchanged in the next 12 months. The settlement of open tax years could involve the payment of additional taxes, and/or the recognition of tax benefits, which may affect Cleco’s effective income tax rate.

Income Tax Audits

Cleco participates in the IRS’s Compliance Assurance Process in which financial results are examined and agreed upon prior to filing federal consolidated tax returns. The 2018 federal income tax year remains subject to examination by the IRS. While the statute of limitations remains open for tax years 2016 and 2017 until 2020 and 2021, respectively, management believes the likelihood of further examination by the IRS is remote.

The state income tax years 2016, 2017, and 2018 remain subject to examination by the Louisiana Department of Revenue.

Cleco classifies income tax penalties as a component of other expenses. For the years ended December 31, 2019, and 2018, no penalties were recognized.

TCJA

On December 22, 2017, the President signed into law the TCJA. The TCJA includes significant changes to the IRC, as amended, including amendments which significantly change the taxation of business entities and includes specific provisions related to rate regulated activities, including Cleco Power. The most significant change that impacts Cleco is the reduction of the corporate federal income tax rate from 35% to 21%.

The SEC Staff recognized the complexity of reflecting the impacts of the TCJA and issued guidance which clarified accounting for income taxes and allowed for up to one year to complete the required analysis and accounting (the measurement period). During the fourth quarter of 2018, Cleco finalized the remeasurement of and accounting for the effects of the TCJA, which resulted in a total net reduction in the ADIT liability for Cleco and Cleco Power of $421.2 million and $389.3 million, respectively. For more information on the regulatory treatment of the TCJA regulatory liability, see Note 6 — “Regulatory Assets and Liabilities — Income Taxes” and Note 13 — “Regulation and Rates — TCJA.”

Additionally, as a result of the TCJA, effective for tax years beginning after December 31, 2017, corporations are no longer subject to the alternative minimum tax (AMT). For companies with unused AMT credits, the credits may be carried forward and used as refundable credits for tax years beginning after 2017, but before 2022. Cleco expects its unused AMT credits will be fully utilized by December 31, 2021. During 2018, Cleco’s $7.6 million of unused tax credits were reclassed from Accumulated deferred federal and state income taxes, net to Taxes payable, net and Other deferred charges on Cleco’s Consolidated Balance Sheets. At December 31, 2019, and 2018, Cleco had $1.4 million and $3.8 million in AMT credits recorded in Taxes payable, net on Cleco’s Consolidated Balance Sheets for the current amount of credits expected to be utilized. At December 31, 2019, and 2018, Cleco had $1.4 million and $3.8 million in non-current AMT credits recorded in Other deferred charges on Cleco’s Consolidated Balance Sheets.